Note 7 - Acquisition-related Items	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Business Combination Disclosure Acquisition Related Items [Text Block]

7.        Acquisition-related items

	Year ended December 31,
	2023	2022
Transaction costs	$14,148	$23,275
Contingent consideration fair value adjustments (note 24)	(17,698)	3,700
Contingent consideration compensation expense (note 4)	50,646	50,169
	$47,096	$77,144

Contingent consideration compensation expense and contingent consideration fair value adjustments relate to acquisitions made in the current year as well as the preceding five years. $2,853 of the $50,646 of contingent consideration compensation expense recognized during the year ended December 31, 2023 was associated with 2023 acquisitions.